Foreign Exchange Gains and Losses	6 Months Ended
Jun. 30, 2025
Disclosure of Foreign Exchange Gains and Losses [Abstract]
Foreign Exchange Gains and Losses
7.
FOREIGN EXCHANGE GAINS AND LOSSES

	For the six months ended June 30,
	2025	2024
(In thousands)
Foreign exchange loss, net	$(77)	$(2)

The Group primarily operates in the United States, People’s Republic of China (“PRC”), and Australia, with most of the transactions settled in the U.S. dollar. The Group’s presentation and functional currency is the U.S. dollar. Certain bank balances, deposits and other payables are denominated in Renminbi and Australian dollar, which exposes the Group to foreign currency risk. The Group incurs portions of its expenses in currencies other than the U.S. dollar, in particular, the Renminbi and Australian dollar. As a result, the Group is exposed to foreign currency exchange risk as its results of operations and cash flows are subject to fluctuations in foreign currency exchange rates.

The Group has not entered into any derivative contracts to hedge against its exposure to currency risk during the six months ended June 30, 2024 or 2025.